Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Prepayments and other current assets

3. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Input value added tax (“VAT”)	2,290,932	2,296,167
Prepaid expenses	133,017	119,935
Accrued interest income	103,504	199,686
Deposits	152,846	130,731
Others	462,069	399,859
Total	3,142,368	3,146,378